Distribution Date:	05/10/24	COMM 2014-CCRE20 Mortgage Trust
Determination Date:	05/06/24
Next Distribution Date:	06/12/24
Record Date:	04/30/24	Commercial Mortgage Pass-Through Certificates
Series 2014-CCRE20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	8	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Cash Flows	9		Brian Hanson	(202) 715-9500
Bond / Collateral Reconciliation - Balances	10		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	16-17		David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	18-19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	25		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	26	Controlling Class	Deer Park Road Management Company, LP
Historical Liquidated Loan Detail	27	Representative
			KPatten@deerparkrd.com	(970) 457-4340	KPatten@deerparkrd.com
Historical Bond / Collateral Loss Reconciliation Detail	28
			1195 Bangtail Way | Steamboat Springs, CO 80487 | United States
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12592LBE1	1.324000%	57,053,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592LBF8	2.801000%	99,016,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592LBG6	3.305000%	79,067,000.00	4,650,749.76	1,305,330.32	12,808.94	0.00	0.00	1,318,139.26	3,345,419.44	35.39%	30.00%
A-3	12592LBH4	3.326000%	275,000,000.00	223,219,912.23	0.00	618,691.19	0.00	0.00	618,691.19	223,219,912.23	35.39%	30.00%
A-4	12592LBJ0	3.590000%	317,679,000.00	317,679,000.00	0.00	950,389.68	0.00	0.00	950,389.68	317,679,000.00	35.39%	30.00%
A-M	12592LBL5	3.938000%	63,564,000.00	63,564,000.00	0.00	208,595.86	0.00	0.00	208,595.86	63,564,000.00	27.84%	24.63%
B	12592LBM3	4.239000%	57,652,000.00	57,652,000.00	0.00	203,655.69	0.00	0.00	203,655.69	57,652,000.00	21.00%	19.75%
C	12592LBP6	4.445786%	78,347,000.00	78,347,000.00	0.00	290,261.67	0.00	0.00	290,261.67	78,347,000.00	11.69%	13.13%
D	12592LAN2	3.222000%	60,608,000.00	60,608,000.00	0.00	162,732.48	0.00	0.00	162,732.48	60,608,000.00	4.50%	8.00%
E*	12592LAQ5	3.220000%	26,608,000.00	26,608,000.00	0.00	32,638.48	0.00	0.00	32,638.48	26,608,000.00	1.34%	5.75%
F	12592LAS1	3.220000%	11,826,000.00	11,286,391.35	0.00	0.00	0.00	0.00	0.00	11,286,391.35	0.00%	4.75%
G	12592LAU6	3.220000%	17,739,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.25%
H	12592LAW2	3.220000%	38,434,627.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12592LAY8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592LBA9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592LBC5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,182,593,630.00	843,615,053.34	1,305,330.32	2,479,773.99	0.00	0.00	3,785,104.31	842,309,723.02

X-A	12592LBK7	0.918394%	891,379,000.00	609,113,661.99	0.00	466,171.84	0.00	0.00	466,171.84	607,808,331.67
X-B	12592LAA0	0.087660%	135,999,000.00	135,999,000.00	0.00	9,934.69	0.00	0.00	9,934.69	135,999,000.00
X-C	12592LAC6	1.223786%	60,608,000.00	60,608,000.00	0.00	61,809.35	0.00	0.00	61,809.35	60,608,000.00
X-D	12592LAE2	1.225786%	26,608,000.00	26,608,000.00	0.00	27,179.76	0.00	0.00	27,179.76	26,608,000.00
X-E	12592LAG7	1.225786%	11,826,000.00	11,286,391.35	0.00	11,528.92	0.00	0.00	11,528.92	11,286,391.35

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	12592LAJ1	4.445786%	17,739,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-G	12592LAL6	4.445786%	38,434,627.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,182,593,627.00	843,615,053.34	0.00	576,624.56	0.00	0.00	576,624.56	842,309,723.02

Deal Distribution Total					1,305,330.32	3,056,398.55	0.00	0.00	4,361,728.87

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592LBE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592LBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592LBG6	58.82036450	16.50916716	0.16200109	0.00000000	0.00000000	0.00000000	0.00000000	16.67116825	42.31119734
A-3	12592LBH4	811.70877175	0.00000000	2.24978615	0.00000000	0.00000000	0.00000000	0.00000000	2.24978615	811.70877175
A-4	12592LBJ0	1,000.00000000	0.00000000	2.99166668	0.00000000	0.00000000	0.00000000	0.00000000	2.99166668	1,000.00000000
A-M	12592LBL5	1,000.00000000	0.00000000	3.28166667	0.00000000	0.00000000	0.00000000	0.00000000	3.28166667	1,000.00000000
B	12592LBM3	1,000.00000000	0.00000000	3.53250000	0.00000000	0.00000000	0.00000000	0.00000000	3.53250000	1,000.00000000
C	12592LBP6	1,000.00000000	0.00000000	3.70482175	0.00000000	0.00000000	0.00000000	0.00000000	3.70482175	1,000.00000000
D	12592LAN2	1,000.00000000	0.00000000	2.68500000	0.00000000	0.00000000	0.00000000	0.00000000	2.68500000	1,000.00000000
E	12592LAQ5	1,000.00000000	0.00000000	1.22664161	1.45669160	4.92981660	0.00000000	0.00000000	1.22664161	1,000.00000000
F	12592LAS1	954.37099188	0.00000000	0.00000000	2.56089548	38.37254186	0.00000000	0.00000000	0.00000000	954.37099188
G	12592LAU6	0.00000000	0.00000000	0.00000000	0.00000000	93.62083996	0.00000000	0.00000000	0.00000000	0.00000000
H	12592LAW2	0.00000000	0.00000000	0.00000000	0.00000000	58.11861502	0.00000000	0.00000000	0.00000000	0.00000000
V	12592LAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592LBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592LBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592LBK7	683.33858212	0.00000000	0.52297826	0.00000000	0.00000000	0.00000000	0.00000000	0.52297826	681.87418783
X-B	12592LAA0	1,000.00000000	0.00000000	0.07304973	0.00000000	0.00000000	0.00000000	0.00000000	0.07304973	1,000.00000000
X-C	12592LAC6	1,000.00000000	0.00000000	1.01982164	0.00000000	0.00000000	0.00000000	0.00000000	1.01982164	1,000.00000000
X-D	12592LAE2	1,000.00000000	0.00000000	1.02148827	0.00000000	0.00000000	0.00000000	0.00000000	1.02148827	1,000.00000000
X-E	12592LAG7	954.37099188	0.00000000	0.97487908	0.00000000	0.00000000	0.00000000	0.00000000	0.97487908	954.37099188
X-F	12592LAJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-G	12592LAL6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	04/01/24 - 04/30/24	30	0.00	12,808.94	0.00	12,808.94	0.00	0.00	0.00	12,808.94	0.00
A-3	04/01/24 - 04/30/24	30	0.00	618,691.19	0.00	618,691.19	0.00	0.00	0.00	618,691.19	0.00
A-4	04/01/24 - 04/30/24	30	0.00	950,389.68	0.00	950,389.68	0.00	0.00	0.00	950,389.68	0.00
X-A	04/01/24 - 04/30/24	30	0.00	466,171.84	0.00	466,171.84	0.00	0.00	0.00	466,171.84	0.00
X-B	04/01/24 - 04/30/24	30	0.00	9,934.69	0.00	9,934.69	0.00	0.00	0.00	9,934.69	0.00
X-C	04/01/24 - 04/30/24	30	0.00	61,809.35	0.00	61,809.35	0.00	0.00	0.00	61,809.35	0.00
X-D	04/01/24 - 04/30/24	30	0.00	27,179.76	0.00	27,179.76	0.00	0.00	0.00	27,179.76	0.00
X-E	04/01/24 - 04/30/24	30	0.00	11,528.92	0.00	11,528.92	0.00	0.00	0.00	11,528.92	0.00
X-F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-G	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M	04/01/24 - 04/30/24	30	0.00	208,595.86	0.00	208,595.86	0.00	0.00	0.00	208,595.86	0.00
B	04/01/24 - 04/30/24	30	0.00	203,655.69	0.00	203,655.69	0.00	0.00	0.00	203,655.69	0.00
C	04/01/24 - 04/30/24	30	0.00	290,261.67	0.00	290,261.67	0.00	0.00	0.00	290,261.67	0.00
D	04/01/24 - 04/30/24	30	0.00	162,732.48	0.00	162,732.48	0.00	0.00	0.00	162,732.48	0.00
E	04/01/24 - 04/30/24	30	92,412.91	71,398.13	0.00	71,398.13	38,759.65	0.00	0.00	32,638.48	131,172.56
F	04/01/24 - 04/30/24	30	423,508.53	30,285.15	0.00	30,285.15	30,285.15	0.00	0.00	0.00	453,793.68
G	N/A	N/A	1,660,740.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,660,740.08
H	N/A	N/A	2,233,767.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,233,767.29
Totals			4,410,428.81	3,125,443.35	0.00	3,125,443.35	69,044.80	0.00	0.00	3,056,398.55	4,479,473.61

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592LBL5	3.938000%	63,564,000.00	63,564,000.00	0.00	208,595.86	0.00	0.00	208,595.86	63,564,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592LBM3	4.239000%	57,652,000.00	57,652,000.00	0.00	203,655.69	0.00	0.00	203,655.69	57,652,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592LBP6	4.445786%	78,347,000.00	78,347,000.00	0.00	290,261.67	0.00	0.00	290,261.67	78,347,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			199,563,000.03	199,563,000.00	0.00	702,513.22	0.00	0.00	702,513.22	199,563,000.00

Exchangeable Certificate Details
PEZ	12592LBN1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	12592LBN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	4,361,728.87
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,141,298.95	Master Servicing Fee	11,236.08
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,461.45
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	351.51
ARD Interest	0.00	Operating Advisor Fee	1,596.57
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,141,298.95	Total Fees	15,855.61

Principal		Expenses/Reimbursements
Scheduled Principal	1,305,330.32	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	48,483.50
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,752.39
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	726.41
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	9,082.50
Total Principal Collected	1,305,330.32	Total Expenses/Reimbursements	69,044.80

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,056,398.55
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,305,330.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,361,728.87
Total Funds Collected	4,446,629.27	Total Funds Distributed	4,446,629.28

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	843,615,053.34	843,615,053.34	Beginning Certificate Balance	843,615,053.34
(-) Scheduled Principal Collections	1,305,330.32	1,305,330.32	(-) Principal Distributions	1,305,330.32
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	842,309,723.02	842,309,723.02	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	847,746,821.41	847,746,821.41	Ending Certificate Balance	842,309,723.02
Ending Actual Collateral Balance	845,523,267.89	845,523,267.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	25	241,837,666.90	28.71%	3	4.6069	NAP	Defeased	25	241,837,666.90	28.71%	3	4.6069	NAP
7,499,999 or less	8	33,955,949.10	4.03%	5	4.6510	1.775656	1.29 or less	5	142,965,172.54	16.97%	3	4.6618	0.572122
7,500,000 to 14,999,999	6	61,912,077.69	7.35%	5	4.5873	1.724164	1.30 to 1.39	1	5,436,948.95	0.65%	5	4.6420	1.348300
15,000,000 to 24,999,999	5	94,241,238.02	11.19%	28	4.5694	2.715581	1.40 to 1.49	1	3,926,753.80	0.47%	5	4.7820	1.437500
25,000,000 to 49,999,999	3	122,396,291.40	14.53%	4	4.5411	1.058301	1.50 to 1.74	5	46,454,955.26	5.52%	4	4.5878	1.689937
50,000,000 to 74,999,999	1	52,966,499.91	6.29%	2	4.7000	0.556700	1.75 to 1.99	4	187,028,531.13	22.20%	4	4.3427	1.827954
75,000,000 or greater	2	235,000,000.00	27.90%	4	4.1366	3.148194	2.00 or greater	9	214,659,694.44	25.48%	15	4.2559	3.757809
Totals	50	842,309,723.02	100.00%	6	4.4681	2.043533	Totals	50	842,309,723.02	100.00%	6	4.4681	2.043533
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	25	241,837,666.90	28.71%	3	4.6069	NAP
							Defeased	25	241,837,666.90	28.71%	3	4.6069	NAP
Arizona	1	9,719,534.25	1.15%	5	4.7030	0.504000
							Industrial	2	42,267,868.20	5.02%	5	4.6210	0.803241
Arkansas	1	1,771,620.32	0.21%	124	4.6900	3.636900
							Lodging	4	145,641,771.45	17.29%	4	4.1288	4.104103
California	6	108,555,275.06	12.89%	5	4.5259	1.273959
							Multi-Family	9	22,898,677.45	2.72%	5	4.6652	2.823690
Connecticut	1	1,479,595.31	0.18%	124	4.6900	3.636900
							Office	6	115,071,641.45	13.66%	4	4.6005	1.162545
Florida	14	152,012,559.09	18.05%	7	4.1631	4.008258
							Retail	12	246,529,375.01	29.27%	4	4.4115	1.613117
Georgia	1	1,323,848.30	0.16%	124	4.6900	3.636900
							Self Storage	18	28,062,722.52	3.33%	86	4.5963	3.349957
Illinois	1	1,946,835.70	0.23%	124	4.6900	3.636900
							Totals	76	842,309,723.02	100.00%	6	4.4681	2.043533
Kentucky	2	9,585,586.60	1.14%	13	4.2813	2.110414
Maryland	1	5,436,948.95	0.65%	5	4.6420	1.348300
Michigan	2	3,218,433.31	0.38%	28	4.8110	1.956136
Missouri	1	32,548,333.95	3.86%	5	4.5965	0.892600
New Hampshire	1	16,150,621.47	1.92%	3	4.5700	1.671000
New Jersey	1	8,927,271.19	1.06%	3	4.3955	2.734900
New York	1	120,000,000.00	14.25%	4	4.2770	1.834600
Ohio	4	10,448,350.81	1.24%	9	4.7187	2.390710
Pennsylvania	2	2,540,621.50	0.30%	124	4.6900	3.636900
South Carolina	2	25,619,238.14	3.04%	8	4.6445	2.504877
Texas	4	59,584,718.27	7.07%	5	4.6682	0.727655
Virginia	3	20,285,365.20	2.41%	8	4.3529	2.467916
Washington	1	1,421,190.83	0.17%	124	4.6900	3.636900
Wisconsin	1	7,896,107.83	0.94%	5	4.8095	1.791000
Totals	76	842,309,723.02	100.00%	6	4.4681	2.043533

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	25	241,837,666.90	28.71%	3	4.6069	NAP	Defeased	25	241,837,666.90	28.71%	3	4.6069	NAP
	4.4999% or less	7	319,738,376.96	37.96%	4	4.1937	2.858027	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	13	247,473,554.77	29.38%	13	4.6429	1.447667	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	5	33,260,124.39	3.95%	5	4.7959	1.495015	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	842,309,723.02	100.00%	6	4.4681	2.043533	49 months or greater	25	600,472,056.12	71.29%	8	4.4122	2.201276
								Totals	50	842,309,723.02	100.00%	6	4.4681	2.043533
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	25	241,837,666.90	28.71%	3	4.6069	NAP	Defeased	25	241,837,666.90	28.71%	3	4.6069	NAP
	60 months or less	24	581,336,605.69	69.02%	4	4.4031	2.154020	Interest Only	3	278,750,000.00	33.09%	4	4.2153	2.718809
61 months to 118 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 months to 118 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	823,174,272.59	97.73%	4	4.4630	2.006493	119 months or greater	21	302,586,605.69	35.92%	4	4.5761	1.633723
								Totals	49	823,174,272.59	97.73%	4	4.4630	2.006493
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	25	241,837,666.90	28.71%	3	4.6069	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months to 118 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	23	503,755,556.21	59.81%	9	4.3624	2.529551	119 months or greater	1	19,135,450.43	2.27%	124	4.6900	3.636900
	13 months to 24 months	1	43,750,000.00	5.19%	3	4.6380	0.412400	Totals	1	19,135,450.43	2.27%	124	4.6900	3.636900
	25 months or greater	1	52,966,499.91	6.29%	2	4.7000	0.556700
	Totals	50	842,309,723.02	100.00%	6	4.4681	2.043533
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	656100288	RT	Brooklyn	NY	Actual/360	4.277%	427,700.00	0.00	0.00	N/A	09/06/24	--	120,000,000.00	120,000,000.00	05/06/24
2	302700002	LO	Miami	FL	Actual/360	3.990%	382,375.00	0.00	0.00	N/A	09/06/24	--	115,000,000.00	115,000,000.00	05/06/24
3	302700003	LO	College Park	GA	Actual/360	4.632%	268,804.05	167,258.94	0.00	N/A	06/06/24	--	69,645,872.35	69,478,613.41	05/06/24
4	302511015	OF	Dallas	TX	Actual/360	4.700%	207,856.82	103,325.87	0.00	N/A	07/06/24	--	53,069,825.78	52,966,499.91	07/06/21
5	302700005	OF	Culver City	CA	Actual/360	4.410%	169,826.87	113,436.89	0.00	N/A	10/04/24	--	46,211,394.34	46,097,957.45	05/06/24
7	656100270	RT	Los Angeles	CA	Actual/360	4.638%	169,093.75	0.00	0.00	N/A	08/06/24	--	43,750,000.00	43,750,000.00	04/06/24
8	302700008	IN	Fulton	MO	Actual/360	4.596%	124,973.25	78,207.31	0.00	N/A	10/06/24	--	32,626,541.26	32,548,333.95	05/06/24
10	302610004	LO	Myrtle Beach	SC	Actual/360	4.643%	95,201.55	59,354.67	0.00	N/A	08/06/24	--	24,607,833.05	24,548,478.38	05/06/24
11	656100293	SS	Various	Various	Actual/360	4.690%	75,247.49	117,637.92	0.00	N/A	09/06/34	--	19,253,088.35	19,135,450.43	05/06/24
14	302700014	OF	St Paul	MN	Actual/360	4.708%	78,090.78	47,024.09	0.00	N/A	07/06/24	--	19,902,079.55	19,855,055.46	05/06/24
15	407000339	MF	Various	FL	Actual/360	4.641%	73,515.91	36,714.96	0.00	N/A	10/06/24	--	19,008,638.61	18,971,923.65	05/06/24
16	302700016	RT	Nashua	NH	Actual/360	4.570%	61,641.84	35,420.24	0.00	N/A	08/06/24	--	16,186,041.71	16,150,621.47	05/06/24
18	302700018	OF	San Rafael	CA	Actual/360	4.361%	65,415.00	0.00	0.00	N/A	10/05/24	--	18,000,000.00	18,000,000.00	05/05/24
19	656100290	RT	Stafford	VA	Actual/360	4.215%	54,319.78	29,941.83	0.00	N/A	09/06/24	--	15,464,705.92	15,434,764.09	05/06/24
22	407000319	RT	Los Angeles	CA	Actual/360	4.511%	43,732.02	28,187.51	0.00	N/A	10/06/24	--	11,632,144.72	11,603,957.21	05/06/24
23	407000304	MF	Jacksonville	FL	Actual/360	4.895%	49,761.60	24,497.60	0.00	N/A	07/06/24	--	12,198,961.03	12,174,463.43	05/06/24
24	302700024	OF	Various	Various	Actual/360	4.810%	48,298.79	24,342.28	0.00	N/A	10/06/24	--	12,050,721.94	12,026,379.66	05/06/24
25	302700025	RT	Lake Worth	FL	Actual/360	4.755%	42,601.49	20,423.82	0.00	N/A	10/06/24	--	10,751,165.05	10,730,741.23	05/06/24
26	302700026	RT	Somerset	KY	Actual/360	4.250%	31,615.37	22,498.02	0.00	N/A	09/06/24	--	8,926,692.04	8,904,194.02	05/06/24
27	407000292	SS	Jersey City	NJ	Actual/360	4.396%	32,781.44	22,273.02	0.00	N/A	08/06/24	--	8,949,544.34	8,927,271.32	05/06/24
28	302700028	IN	Mesa	AZ	Actual/360	4.703%	38,156.43	16,319.47	0.00	N/A	10/06/24	--	9,735,853.72	9,719,534.25	05/06/24
29	302700029	RT	Albuquerque	NM	Actual/360	4.472%	34,234.56	18,287.83	0.00	N/A	09/06/24	06/06/24	9,186,375.57	9,168,087.74	05/06/24
30	302700030	OF	St Paul	MN	Actual/360	4.708%	32,986.07	19,863.28	0.00	N/A	07/06/24	--	8,406,770.80	8,386,907.52	05/06/24
31	302700031	IN	Clifton	NJ	Actual/360	4.420%	33,997.23	16,259.81	0.00	N/A	09/05/24	--	9,230,016.00	9,213,756.19	05/05/24
32	656100305	OF	Sunnyvale	CA	Actual/360	4.560%	32,910.20	18,115.46	0.00	N/A	06/06/24	--	8,660,578.33	8,642,462.87	05/06/24
33	302700033	OF	St Paul	MN	Actual/360	4.708%	31,981.58	19,258.41	0.00	N/A	07/06/24	--	8,150,768.77	8,131,510.36	05/06/24
34	302700034	MF	Decatur	GA	Actual/360	4.480%	28,235.04	15,996.00	0.00	N/A	07/06/24	--	7,562,957.96	7,546,961.96	05/06/24
35	407000312	RT	Stockbridge	GA	Actual/360	4.604%	27,049.45	14,748.12	0.00	N/A	09/06/24	07/06/24	7,051,012.48	7,036,264.36	05/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	302700037	LO	Various	OH	Actual/360	4.680%	23,843.06	20,312.63	0.00	N/A	09/05/24	--	6,113,606.24	6,093,293.61	05/05/24
38	302700038	RT	Elizabeth	NJ	Actual/360	4.700%	24,462.15	14,954.32	0.00	N/A	08/05/24	--	6,245,654.35	6,230,700.03	05/05/24
39	302700039	LO	St Petersburg	FL	Actual/360	4.250%	19,535.10	21,095.26	0.00	N/A	07/06/24	--	5,515,792.90	5,494,697.64	05/06/24
40	407000320	RT	Torrance	CA	Actual/360	4.702%	23,289.03	13,073.80	0.00	N/A	10/06/24	07/06/24	5,944,238.61	5,931,164.81	05/06/24
43	302700043	RT	Plainview	TX	Actual/360	4.350%	19,529.75	13,325.83	0.00	N/A	10/06/24	--	5,387,515.91	5,374,190.08	05/06/24
44	302700044	RT	Avon	NC	Actual/360	4.556%	19,658.90	12,474.12	0.00	N/A	10/06/24	07/06/24	5,177,369.43	5,164,895.31	05/06/24
45	302700045	RT	Randallstown	MD	Actual/360	4.642%	21,069.99	9,839.46	0.00	N/A	10/05/24	--	5,446,788.41	5,436,948.95	05/05/24
46	302700046	OF	St Paul	MN	Actual/360	4.708%	19,279.67	11,609.69	0.00	N/A	07/06/24	--	4,913,583.38	4,901,973.69	05/06/24
47	302700047	RT	Riverview	FL	Actual/360	4.792%	20,478.51	10,448.22	0.00	N/A	09/06/24	06/06/24	5,128,173.44	5,117,725.22	05/06/24
48	302700048	MF	Arlington	TX	Actual/360	4.428%	20,123.64	9,016.50	0.00	N/A	06/06/24	--	5,453,560.25	5,444,543.75	05/06/24
49	302700049	IN	Elgin	IL	Actual/360	4.745%	20,239.57	9,737.83	0.00	N/A	10/05/24	--	5,118,542.09	5,108,804.26	05/05/24
50	302700050	OF	Greenacres	FL	Actual/360	4.692%	17,401.97	9,801.28	0.00	N/A	10/05/24	--	4,450,632.40	4,440,831.12	05/05/24
51	302700051	MF	Avon Lake	OH	Actual/360	4.782%	15,704.05	14,037.84	0.00	N/A	10/06/24	--	3,940,791.64	3,926,753.80	05/06/24
54	407000342	OF	Jacksonville	FL	Actual/360	4.850%	16,126.28	9,202.93	0.00	N/A	11/06/24	--	3,990,007.36	3,980,804.43	05/06/24
55	302700055	MF	Columbus	OH	Actual/360	4.490%	14,474.19	8,806.01	0.00	N/A	09/05/24	--	3,868,381.50	3,859,575.49	05/05/24
56	302700056	RT	LaGrange	GA	Actual/360	4.824%	13,660.75	7,910.05	0.00	N/A	10/06/24	07/06/24	3,398,197.13	3,390,287.08	05/06/24
57	407000318	RT	El Segundo	CA	Actual/360	4.511%	12,525.71	8,073.47	0.00	N/A	10/06/24	--	3,331,675.19	3,323,601.72	05/06/24
58	302700058	OF	San Francisco	CA	Actual/360	4.220%	14,066.67	0.00	0.00	N/A	10/05/24	--	4,000,000.00	4,000,000.00	05/05/24
59	302700059	RT	Kerman	CA	Actual/360	4.700%	12,661.04	7,695.49	0.00	N/A	09/06/24	--	3,232,606.73	3,224,911.24	05/06/24
60	302700060	RT	Birmingham	AL	Actual/360	4.801%	10,619.08	9,437.83	0.00	N/A	10/06/24	07/06/24	2,654,218.10	2,644,780.27	05/06/24
61	407000327	RT	Woodhaven	MI	Actual/360	4.840%	10,505.51	9,227.49	0.00	N/A	10/06/24	--	2,604,672.76	2,595,445.27	03/06/24
63	302700063	SS	Bartow	FL	Actual/360	4.666%	9,640.97	5,856.92	0.00	N/A	11/06/24	09/06/24	2,479,461.85	2,473,604.93	05/06/24
Totals							3,141,298.95	1,305,330.32	0.00				843,615,053.34	842,309,723.02
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	24,634,320.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	24,240,888.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	8,441,463.00	972,517.00	01/01/20	03/31/20	06/06/23	12,405,159.00	1,252,635.16	262,066.77	9,335,673.23	0.00	0.00
5	6,528,062.84	4,778,312.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	1,116,440.00	01/01/23	03/31/23	04/08/24	0.00	0.00	168,729.17	168,729.17	0.00	0.00
8	2,758,559.00	2,757,794.45	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	19,656,973.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	8,543,215.14	0.00	--	--	--	0.00	0.00	0.00	0.00	1,168.72	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	4,317,163.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	1,614,017.77	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,761,187.00	688,211.86	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,550,093.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,678,532.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,397,143.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,515,236.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,843,839.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	448,114.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	1,726,932.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	827,067.00	573,403.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	550,144.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	534,830.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	54,294.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	555,759.49	507,321.63	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	546,013.28	137,553.21	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	380,795.81	0.00	--	--	--	0.00	0.00	19,654.30	39,333.36	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	115,490,629.57	13,145,571.17				12,405,159.00	1,252,635.16	450,450.24	9,543,735.76	1,168.72	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/10/24	1	2,595,445.27	0	0.00	1	52,966,499.91	0	0.00	1	52,966,499.91	0	0.00	0	0.00	0	0.00	4.468127%	4.416872%	6
04/12/24	0	0.00	0	0.00	1	53,069,825.78	0	0.00	1	53,069,825.78	0	0.00	0	0.00	0	0.00	4.468340%	4.417094%	7
03/12/24	1	2,613,513.22	0	0.00	1	53,165,834.52	0	0.00	1	53,165,834.52	0	0.00	0	0.00	0	0.00	4.468959%	4.417910%	8
02/12/24	0	0.00	0	0.00	1	53,275,310.96	0	0.00	1	53,275,310.96	0	0.00	0	0.00	0	0.00	4.469179%	4.418140%	9
01/12/24	0	0.00	0	0.00	1	53,370,491.41	0	0.00	1	53,370,491.41	0	0.00	0	0.00	0	0.00	4.469375%	4.418345%	10
12/12/23	0	0.00	0	0.00	1	53,465,288.20	0	0.00	1	53,465,288.20	0	0.00	0	0.00	0	0.00	4.469570%	4.418549%	11
11/10/23	0	0.00	0	0.00	1	53,566,668.11	0	0.00	1	53,566,668.11	0	0.00	0	0.00	0	0.00	4.469774%	4.418763%	12
10/13/23	0	0.00	0	0.00	1	53,660,674.13	0	0.00	1	53,660,674.13	0	0.00	0	0.00	0	0.00	4.469966%	4.418964%	13
09/12/23	0	0.00	0	0.00	2	97,511,291.76	0	0.00	1	53,761,291.76	0	0.00	0	0.00	0	0.00	4.470168%	4.419175%	14
08/11/23	0	0.00	0	0.00	2	97,604,513.27	0	0.00	1	53,854,513.27	0	0.00	0	0.00	0	0.00	4.470357%	4.419373%	15
07/12/23	0	0.00	0	0.00	2	97,697,359.01	0	0.00	1	53,947,359.01	0	0.00	0	0.00	0	0.00	4.470545%	4.419570%	16
06/12/23	0	0.00	0	0.00	2	97,796,858.17	0	0.00	1	54,046,858.17	0	0.00	0	0.00	0	0.00	4.470743%	4.419776%	17
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	302511015	07/06/21	33	6	262,066.77	9,335,673.23	0.00	56,161,976.79	05/20/20	7			11/03/21
7	656100270	04/06/24	0	B	168,729.17	168,729.17	0.00	43,750,000.00	08/31/20	13
61	407000327	03/06/24	1	1	19,654.30	39,333.36	0.00	2,613,513.22
Totals					450,450.24	9,543,735.76	0.00	102,525,490.01
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		823,174,273	767,612,327	2,595,445		52,966,500
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		19,135,450	19,135,450	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-24	842,309,723	786,747,778	2,595,445	0	0	52,966,500
Apr-24	843,615,053	790,545,228	0	0	0	53,069,826
Mar-24	849,385,186	793,605,838	2,613,513	0	0	53,165,835
Feb-24	850,759,122	797,483,811	0	0	0	53,275,311
Jan-24	851,987,530	798,617,038	0	0	0	53,370,491
Dec-23	853,211,086	799,745,798	0	0	0	53,465,288
Nov-23	854,500,336	800,933,668	0	0	0	53,566,668
Oct-23	855,713,967	802,053,293	0	0	0	53,660,674
Sep-23	856,993,649	759,482,357	0	0	43,750,000	53,761,292
Aug-23	858,197,432	760,592,919	0	0	43,750,000	53,854,513
Jul-23	859,396,460	761,699,101	0	0	43,750,000	53,947,359
Jun-23	860,662,064	762,865,206	0	0	43,750,000	54,046,858
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	302511015	52,966,499.91	56,161,976.79	69,830,000.00	04/03/23	779,635.00	0.55670	03/31/20	07/06/24	244
7	656100270	43,750,000.00	43,750,000.00	214,000,000.00	12/14/23	1,116,440.00	0.41240	03/31/23	08/06/24	I/O
Totals		96,716,499.91	99,911,976.79	283,830,000.00		1,896,075.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	302511015	OF	TX	05/20/20	7

The subject loan transferred to special servicing 5/20/20 for imminent monetary default. The collateral is a leasehold interest in a 724K SF CBD office property built in 1982 located in Dallas. TX. Lender was the winning bidder in the foreclosure auction held on 11/2/21 and asset became REO effective 11/3/21. Lender worked with the property management and leasing teams to stabilize the asset and establish positive relationships with local brokers and prospective tenants in the market. Lender iscurrently h olding +/-$5.7MM in Reserve Funds, +/-$3.2MM in Suspense Funds and roughly $10.7MM in the property bank ac counts. Lender recently executed a 2,325 SF lease and continues to aggressively pursue all requirements. Lender is working on various projects at th e property including reopening the lobby cafe, updating the cooling towers, white boxing available space and updating plans for a new amenity floor. White boxing of the 33rd floor is complete.
7	656100270	RT	CA	08/31/20	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
37	302700037	6,782,072.87	4.68000%	6,782,072.87 4.68000%		8	12/24/20	12/15/20	12/24/20
37	302700037	0.00	4.68000%	0.00	4.68000%	8	02/11/21	12/15/20	12/24/20
Totals		6,782,072.87		6,782,072.87
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	407000337	03/10/23	28,237,050.28	25,700,000.00	10,961,696.65	6,965,028.53	10,961,696.65	3,996,668.12	24,240,382.16	0.00	453,338.04	23,787,044.12	72.08%
12	302700012	11/15/21	23,872,587.18	8,100,000.00	12,232,213.96	7,215,557.56	12,232,213.96	5,016,656.40	18,855,930.78	0.00	376,688.13	18,479,242.65	64.83%
17	656100307	01/12/21	16,462,105.90	3,500,000.00	4,903,006.90	1,202,691.27	4,903,006.90	3,700,315.63	12,761,790.27	0.00	795,920.18	11,965,870.09	64.85%
20	656100272	02/12/21	17,000,000.00	32,000,000.00	18,082,215.00	18,082,215.00	18,082,215.00	0.00	0.00	0.00	(6,000.00)	6,000.00	0.03%
41	407000309	05/12/21	5,862,397.47	5,410,000.00	4,596,404.90	736,762.11	4,596,404.90	3,859,642.79	2,002,754.68	0.00	(274.97)	2,003,029.65	28.61%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			91,434,140.83	74,710,000.00	50,775,537.41	34,202,254.47	50,775,537.41	16,573,282.94	57,860,857.89	0.00	1,619,671.38	56,241,186.51

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
9	407000337	03/12/24	0.00	0.00	23,787,044.12	0.00	0.00	1,539.87	0.00	0.00	24,259,093.87
		01/12/24	0.00	0.00	23,785,504.25	0.00	(472,049.75)	0.00	0.00	0.00
		11/10/23	0.00	0.00	24,257,554.00	0.00	0.00	2,898.03	0.00	0.00
		04/12/23	0.00	0.00	24,254,655.97	0.00	0.00	14,273.81	0.00	0.00
		03/10/23	0.00	0.00	24,240,382.16	0.00	0.00	24,240,382.16	0.00	0.00
12	302700012	04/12/23	0.00	0.00	18,479,242.65	0.00	0.00	1,021.90	0.00	0.00	18,479,242.65
		03/10/23	0.00	0.00	18,478,220.75	0.00	0.00	750.00	0.00	0.00
		11/14/22	0.00	0.00	18,477,470.75	0.00	0.00	874.40	0.00	0.00
		10/13/22	0.00	0.00	18,476,596.35	0.00	0.00	5,500.00	0.00	0.00
		07/12/22	0.00	0.00	18,471,096.35	0.00	0.00	(384,834.43)	0.00	0.00
		11/15/21	0.00	0.00	18,855,930.78	0.00	0.00	18,855,930.78	0.00	0.00
17	656100307	01/12/23	0.00	0.00	11,965,870.09	0.00	0.00	(164.40)	0.00	0.00	11,965,870.09
		12/12/22	0.00	0.00	11,966,034.49	0.00	0.00	4,000.00	0.00	0.00
		10/13/22	0.00	0.00	11,962,034.49	0.00	0.00	164.40	0.00	0.00
		08/12/22	0.00	0.00	11,961,870.09	0.00	0.00	(799,920.18)	0.00	0.00
		01/12/21	0.00	0.00	12,761,790.27	0.00	0.00	12,761,790.27	0.00	0.00
20	656100272	05/12/22	0.00	0.00	6,000.00	0.00	0.00	6,000.00	0.00	0.00	6,000.00
		02/12/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	407000309	02/10/23	0.00	0.00	2,003,029.65	0.00	0.00	(275.00)	0.00	0.00	2,003,029.65
		11/14/22	0.00	0.00	2,003,304.65	0.00	0.00	275.00	0.00	0.00
		09/12/22	0.00	0.00	2,003,029.65	0.00	0.00	275.00	0.00	0.00
		05/12/22	0.00	0.00	2,002,754.65	0.00	0.00	(0.03)	0.00	0.00
		05/12/21	0.00	0.00	2,002,754.68	0.00	0.00	2,002,754.68	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	56,241,186.51	0.00	(472,049.75)	56,713,236.26	0.00	0.00	56,713,236.26

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	11,056.21	0.00	0.00	48,483.50	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	9,082.50	0.00
7	0.00	0.00	(303.82)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	726.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,752.39	0.00	726.41	48,483.50	0.00	0.00	0.00	0.00	9,082.50	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		69,044.80

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Supplemental Notes
None

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